UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:  $49,844
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                  Name

(1)  028-10548                        SLS Offshore Fund, Ltd.
(2)  028-13248                        SLS Investors, LP


                                                    FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC



COLUMN 1                        COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                 TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP    (X1000)   PRN AMT  PRN CALL  DISCRETION     MANAGERS  SOLE    SHARED NONE
AMERICAN AXLE & MFG HLDGS IN  COM               024061103   4,139   363,749   SH       SHARED-DEFINED  (1), (2)  363,749
ASHLAND INC NEW               COM               044209104   1,777    27,500   SH       SHARED-DEFINED  (1), (2)   27,500
BAKER HUGHES INC              COM               057224107   2,322    32,000   SH       SHARED-DEFINED  (1), (2)   32,000
CIBER INC                     COM               17163B102   1,177   212,000   SH       SHARED-DEFINED  (1), (2)  212,000
CONSOL ENERGY INC             COM               20854P109   1,784    36,800   SH       SHARED-DEFINED  (1), (2)   36,800
FLEXTRONICS INTL LTD          ORD               Y2573F102   4,473   696,700   SH       SHARED-DEFINED  (1), (2)  696,700
FORTUNE BRANDS INC            COM               349631101   3,775    59,200   SH       SHARED-DEFINED  (1), (2)   59,200
GENERAL MTRS CO               *W EXP 07/10/201  37045V118     860    40,171   SH       SHARED-DEFINED  (1), (2)   40,171
GENERAL MTRS CO               *W EXP 07/10/201  37045V126     640    40,171   SH       SHARED-DEFINED  (1), (2)   40,171
GLOBALSTAR INC                COM               378973408   1,134   922,321   SH       SHARED-DEFINED  (1), (2)  922,321
GOLDMAN SACHS GROUP INC       COM               38141G104   2,289    17,200   SH       SHARED-DEFINED  (1), (2)   17,200
MARATHON OIL CORP             COM               565849106   2,339    44,400   SH       SHARED-DEFINED  (1), (2)   44,400
MEDCATH CORP                  COM               58404W109   2,122   156,122   SH       SHARED-DEFINED  (1), (2)  156,122
NORTHROP GRUMMAN CORP         COM               666807102   2,531    36,500   SH       SHARED-DEFINED  (1), (2)   36,500
PFIZER INC                    COM               717081103   3,525   171,100   SH       SHARED-DEFINED  (1), (2)  171,100
SEAGATE TECHNOLOGY PLC        SHS               G7945M107   5,881   363,945   SH       SHARED-DEFINED  (1), (2)  363,945
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106   1,423    24,100   SH       SHARED-DEFINED  (1), (2)   24,100
VISTEON CORP                  COM NEW           92839U206   5,664    82,800   SH       SHARED-DEFINED  (1), (2)   82,800
YAMANA GOLD INC               COM               98462Y100   1,989   171,000   SH       SHARED-DEFINED  (1), (2)  171,000




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